Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contractual obligations for future expenditure
Capital expenditure on property, plant and equipment	£ 38	£ 8
Contracts to purchase goods or services	1,121	677
Total capital commitments	1,159	685
Within 1 year
Contractual obligations for future expenditure
Contracts to purchase goods or services	£ 379	£ 321